[MetLife Advisers, LLC Letterhead]

April 30, 2009

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Metropolitan Series Fund, Inc. Post-Effective Amendment No. 54 to Registration Statement on Form N-1A

Ladies and Gentlemen:

On behalf of Metropolitan Series Fund, Inc. (the “Fund”), enclosed for filing pursuant to Rule 485 (b) of Securities Act of 1933 (the “1933 Act”) is Post-Effective Amendment No. 54 to the Fund’s registration statement on Form N-1A (File Nos. 2-80751 and 811-3618) (the “Registration Statement”) under the 1933 Act and Amendment No. 56 to the Registration Statement under the Investment Company Act of 1940 (the “Amendment”).

The Amendment does not contain disclosures that would render it ineligible to become effective pursuant to Rule 485 (b).

Please call me with any questions at (617) 578-4036.

Very truly yours,

/s/ MICHAEL P. LAWLOR
Michael P. Lawlor